Trust Pass-Through Securities - Summary of Trust Pass-through Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trust pass-through securities [line items]
Trust pass-through securities	€ 126	€ 126	€ 136
Fair value of trust pass-through securities	€ 139	142
USD 225 million [member]
Disclosure of trust pass-through securities [line items]
Coupon rate	7.65%
Coupon date	Semi-annually, December 1
Year of issue	1996
Year of maturity	2026
Trust pass-through securities	€ 82	85
USD 190 million [member]
Disclosure of trust pass-through securities [line items]
Coupon rate	7.625%
Coupon date	Semi-annually, November 1
Year of issue	1997
Year of maturity	2037
Trust pass-through securities	€ 43	€ 40